Initial Public Offering (Details) - USD ($)	1 Months Ended
	Mar. 19, 2021	Mar. 31, 2022	Mar. 15, 2021
Initial Public Offering (Details) [Line Items]
Sale of public shares (in Shares)			12,000,000
Partially exercised the over-allotment option to purchase (in Shares)	1,300,000
Purchase price per public unit	$ 10
Gross proceeds (in Dollars)	$ 13,000,000
Net proceeds (in Dollars)	$ 133,000,000
Sale of public units price per share			$ 10
Warrants price per share			$ 11.5
Archimedes Tech Spac Partners Co [Member]
Initial Public Offering (Details) [Line Items]
Sale of public shares (in Shares)			12,000,000
Sale of public units price per share		$ 11.5	$ 10
Warrants price per share			$ 11.5
Partially exercised the over-allotment option to purchase (in Shares)	1,300,000
Purchase price per public unit	$ 10
Gross proceeds (in Dollars)	$ 13,000,000
Net proceeds (in Dollars)	$ 133,000,000